Related Party Transaction (Details) (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
HFG managed Cash funded from bankruptcy trust	$ 0	$ 0	$ 1,000
Contributed capital to support operations	7,335	15,092
current majority stockholder, Lipton, has contributed an additional working capital	$ 4,870	$ 0	$ 0